Income Taxes (Income tax Benefit from Continuing and Discontinuing Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAX BENEFIT	$ 5,792	$ 2,497	$ 11,530
Income tax benefit from discontinued operations			8,744
Income tax benefit	$ 5,792	$ 2,497	$ 20,274